Disclosure of detailed information about property plant and equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost, beginning balance	$ 995,502	$ 881,084	$ 386,889
Additions	78,698	188,170	124,790
Disposal of Motorsports	(374,307)	(14,244)	(14,410)
Foreign exchange	(39,241)	(3,844)	30,041
Property and equipment, cost, UMG Asset Sale	(94,728)
Property and equipment, cost, Impairment	(153,192)
Property and equipment, cost, ending balance	412,732	995,502	881,084
Accumulated depreciation, beginning balance	591,691	471,695	301,636
Depreciation	128,893	149,191	141,305
Disposal of Motorsports	(333,175)	(4,477)
Foreign exchange	(35,270)	(3,740)	28,754
Accumulated depreciation, UMG Asset Sale	(66,797)
Accumulated depreciation, ending balance	285,342	591,691	471,695
Property and equipment, net book value	127,390	403,811	409,389
SideQiK [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik		12,730
Motor Sports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of Motorsports		(68,394)
Disposal of Motorsports		(20,978)
UMG [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			313,622
Frankly [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			40,152
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost, beginning balance	218,851	221,653	54,465
Additions
Disposal of Motorsports	(7,407)
Foreign exchange	850	(171)	995
Property and equipment, cost, UMG Asset Sale
Property and equipment, cost, Impairment	(153,192)
Property and equipment, cost, ending balance	59,102	218,851	221,653
Accumulated depreciation, beginning balance	63,367	57,517	51,847
Depreciation	3,765	5,949	4,998
Disposal of Motorsports	(7,202)
Foreign exchange	(828)	(99)	672
Accumulated depreciation, UMG Asset Sale
Accumulated depreciation, ending balance	59,102	63,367	57,517
Property and equipment, net book value		155,484	164,136
Leasehold improvements [member] | SideQiK [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik
Leasehold improvements [member] | Motor Sports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of Motorsports		(2,631)
Disposal of Motorsports
Leasehold improvements [member] | UMG [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			166,193
Leasehold improvements [member] | Frankly [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost, beginning balance	603,607	486,340	209,126
Additions	77,147	170,305	116,028
Disposal of Motorsports	(314,440)	(14,244)	(14,410)
Foreign exchange	(35,128)	(2,548)	24,467
Property and equipment, cost, UMG Asset Sale	(59,550)
Property and equipment, cost, Impairment
Property and equipment, cost, ending balance	271,636	603,607	486,340
Accumulated depreciation, beginning balance	406,231	307,508	181,089
Depreciation	114,530	117,092	102,241
Disposal of Motorsports	(278,569)	(4,477)
Foreign exchange	(29,994)	(2,824)	24,178
Accumulated depreciation, UMG Asset Sale	(31,619)
Accumulated depreciation, ending balance	180,579	406,231	307,508
Property and equipment, net book value	91,057	197,376	178,832
Computer equipment [member] | SideQiK [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik		11,399
Computer equipment [member] | Motor Sports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of Motorsports		(47,645)
Disposal of Motorsports		(11,068)
Computer equipment [member] | UMG [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			116,668
Computer equipment [member] | Frankly [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			34,461
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost, beginning balance	173,044	173,091	123,298
Additions	1,551	17,865	8,762
Disposal of Motorsports	(52,460)
Foreign exchange	(4,963)	(1,125)	4,579
Property and equipment, cost, UMG Asset Sale	(35,178)
Property and equipment, cost, Impairment
Property and equipment, cost, ending balance	81,994	173,044	173,091
Accumulated depreciation, beginning balance	122,093	106,670	68,700
Depreciation	10,598	26,150	34,066
Disposal of Motorsports	(47,404)
Foreign exchange	(4,448)	(817)	3,904
Accumulated depreciation, UMG Asset Sale	(35,178)
Accumulated depreciation, ending balance	45,661	122,093	106,670
Property and equipment, net book value	$ 36,333	50,951	66,421
Furniture and Fixtures [Member] | SideQiK [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik		1,331
Furniture and Fixtures [Member] | Motor Sports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of Motorsports		(18,118)
Disposal of Motorsports		$ (9,910)
Furniture and Fixtures [Member] | UMG [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			30,761
Furniture and Fixtures [Member] | Frankly [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of SideQik			$ 5,691